Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Cash and cash equivalents	$ 20.6	$ 55.9
Restricted cash	1.7	3.0
Current interest rate swap/forward foreign exchange contracts Fair value	11.4	11.0
Derivative asset, noncurrent	19.2	22.9
Financial liabilities:
Current interest rate swap/forward foreign exchange contracts, Fair value	6.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	5.4	5.8
Foreign Exchange Contract [Member]
Financial assets:
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Derivative asset, noncurrent	19.2	22.9
Interest Rate Swap Contracts [Member]
Financial assets:
Current interest rate swap/forward foreign exchange contracts Fair value	0.1	0.0
Derivative asset, noncurrent	0.0	0.0
Financial liabilities:
Current interest rate swap/forward foreign exchange contracts, Fair value	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	3.3	5.8
Foreign Exchange Forward [Member]
Financial assets:
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Derivative asset, noncurrent	19.2	22.9
Financial liabilities:
Current interest rate swap/forward foreign exchange contracts, Fair value	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Fair value	2.1	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	20.6	55.9
Restricted cash	1.7	3.0
Significant Observable Inputs (Level 2) [Member] | Foreign Exchange Contract [Member]
Financial assets:
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Derivative asset, noncurrent	19.2	22.9
Significant Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current interest rate swap/forward foreign exchange contracts Fair value	0.1
Financial liabilities:
Current interest rate swap/forward foreign exchange contracts, Fair value	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	3.3	5.8
Significant Observable Inputs (Level 2) [Member] | Foreign Exchange Forward [Member]
Financial liabilities:
Current interest rate swap/forward foreign exchange contracts, Fair value	1.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	2.1
Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	122.2	104.0
Variable Rate [Member] | Affiliates [Member]
Financial liabilities:
Long-term debt, Fair value	141.9	150.2
Variable Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	122.2	104.0
Variable Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Affiliates [Member]
Financial liabilities:
Long-term debt, Fair value	141.9	150.2
Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	454.7	443.1
Fixed Rate [Member] | Significant Observable Inputs (Level 2) [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt, Fair value	$ 454.7	$ 443.1